Founder Preferred Shares Dividend Reserve (Details) € in Millions		6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 02, 2019 shares	Jun. 30, 2019	Sep. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€) $ / shares	Dec. 31, 2017 EUR (€) $ / shares	Sep. 30, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Preference shares, dividend payment terms, weighted average share price, minimum term required			10 days	10 days
Percentage increase in dividend price	20.00%	20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares				$ 16.7538	$ 16.6516
Preferred share dividend equivalent (in shares)			140,220,619
Equity			€ 2,494.5	$ 2,059.1	$ 1,852.6	€ 2,021.5
Founder Entities | Ordinary shares
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares) | shares	171,092
Founder preferred shares dividend reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Equity			€ 370.1	$ 372.6